Equity Transactions - Offerings (Details) - GasLog Partners LP $ / shares in Units, $ in Thousands										12 Months Ended
	Nov. 15, 2018 USD ($) $ / shares shares	Apr. 26, 2018 $ / shares shares	Apr. 03, 2018 EquityInstruments $ / shares shares	Jan. 17, 2018 USD ($) $ / shares shares	May 16, 2017 USD ($) shares	May 15, 2017 USD ($) $ / shares shares	Feb. 24, 2017 shares	Jan. 27, 2017 USD ($) $ / shares shares	Aug. 05, 2016 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) EquityInstruments $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Nov. 03, 2017 USD ($)
Equity transactions
Number of subordinated units converted into common units					9,822,358
Conversion ratio of subordinated units to common units					1
RCUs
Equity transactions
Number of units vested during the period | EquityInstruments			16,999							16,999
PCUs
Equity transactions
Number of units vested during the period | EquityInstruments			16,999							16,999
Common shares/units
Equity transactions
Number of units issued		1,858,975	33,998					3,750,000	2,750,000
Price per unit/share (in dollars per unit/share) | $ / shares		$ 24.21	$ 23.55					$ 20.50	$ 19.50
Net proceeds after deducting underwriting discounts, commissions and other offering expenses | $								$ 78,197	$ 52,299
Common shares/units | Underwriters
Equity transactions
Number of units issued							120,000
Common shares/units | ATM Programme
Equity transactions
Number of units issued										2,553,899	2,737,405
Price per unit/share (in dollars per unit/share) | $ / shares										$ 23.72	$ 22.97
Net proceeds after deducting underwriting discounts, commissions and other offering expenses | $										$ 60,013	$ 61,225
Aggregate offering value | $					$ 100,000							$ 144,040
Partnership's Series A Preference Units
Equity transactions
Number of units issued						5,750,000
Price per unit/share (in dollars per unit/share) | $ / shares						$ 25.00
Net proceeds after deducting underwriting discounts, commissions and other offering expenses | $						$ 138,804
Distribution rate						8.625%
Liquidation preference per share/unit (in dollars per share/unit) | $ / shares						$ 25.00
Partnership's Series A Preference Units | Underwriters
Equity transactions
Number of units issued						750,000
Partnership's Series B Preference Units
Equity transactions
Number of units issued				4,600,000
Price per unit/share (in dollars per unit/share) | $ / shares				$ 25.00
Net proceeds after deducting underwriting discounts, commissions and other offering expenses | $				$ 111,194
Distribution rate				8.20%
Partnership's Series B Preference Units | Underwriters
Equity transactions
Number of units issued				600,000
Partnership's Series C Preference Units
Equity transactions
Number of units issued	4,000,000
Price per unit/share (in dollars per unit/share) | $ / shares	$ 25.00
Net proceeds after deducting underwriting discounts, commissions and other offering expenses | $	$ 96,307
Distribution rate	8.50%